Victory Pioneer Select Mid Cap Growth VCT Portfolio N-1A Cover	Dec. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Victory Variable Insurance Funds II
Entity Central Index Key	0002042317
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Prospectus Date	May 01, 2026